Events after the Reporting Period (Details) - Forecast [Member] $ / shares in Units, $ in Millions	Oct. 15, 2023 USD ($) $ / shares
Events after the Reporting Period (Details) [Line Items]
Principal amount	$ 21
Strike price per share (in Dollars per share) | $ / shares	$ 6
Cash payment	$ 10
Secures the supply of tons	15,000
Cash and in kind	$ 30